Shareholders' Equity (Details) - USD ($)					6 Months Ended
	May 20, 2025	Mar. 07, 2025	Feb. 04, 2025	Aug. 12, 2024	Jun. 30, 2025	Dec. 31, 2024
Shareholders' Equity [Line Items]
Stock split				1-for-800
Authorized share capital (in Dollars)	$ 250			$ 250
Capital units, authorized	200,000,000			200,000,000
Capital units par value (in Dollars per share)	$ 0.00000125
Common stock shares outstanding					16,000,000
Surrender of ordinary shares					10,000,000
Number of re-designate shares authorized		50,000,000
Restricted amounts (in Dollars)					$ 400,454	$ 400,454
Huahao (BVI) Limited [Member]
Shareholders' Equity [Line Items]
Common stock shares issued					30,000,000
Surrender of ordinary shares					6,317,000
Huayue (BVI) Holding Limited [Member]
Shareholders' Equity [Line Items]
Common stock shares issued					3,000,000
Surrender of ordinary shares					1,000,000
Huajing (BVI) Limited [Member]
Shareholders' Equity [Line Items]
Common stock shares issued					2,538,000
Common stock shares outstanding					2,538,000
Surrender of ordinary shares					846,000
Huamao (BVI) Limited [Member]
Shareholders' Equity [Line Items]
Common stock shares issued					2,652,000
Common stock shares outstanding					2,652,000
Surrender of ordinary shares					884,000
Huaxuan (BVI) Limited [Member}
Shareholders' Equity [Line Items]
Common stock shares issued					2,859,000
Common stock shares outstanding					2,859,000
Surrender of ordinary shares					953,000
Minimum [Member]
Shareholders' Equity [Line Items]
Percentage of statutory reserves					10.00%
Maximum [Member]
Shareholders' Equity [Line Items]
Percentage of statutory reserves					50.00%
Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized					400,000,000	400,000,000
Common stock par value (in Dollars per share)					$ 0.00000125	$ 0.00000125
Common stock shares issued					18,897,500	30,000,000
Common stock shares outstanding					18,897,500	30,000,000
Number of votes	one
Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized					50,000,000	50,000,000
Common stock par value (in Dollars per share)					$ 0.00000125	$ 0.00000125
Common stock shares issued					16,000,000
Common stock shares outstanding					16,000,000
Number of votes	(30)
Over-Allotment Option [Member]
Shareholders' Equity [Line Items]
Option period			45 days
Sale of units in initial public offering		225,000	225,000
Net proceeds (in Dollars)		$ 713,500
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock par value (in Dollars per share)	$ 0.00000125
Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized					50,000,000
Common stock par value (in Dollars per share)					$ 0.001
Authorized share capital (in Dollars)	$ 500
Capital units, authorized	400,000,000
Capital units par value (in Dollars per share)				$ 0.00000125
Common stock shares issued						30,000,000
Common stock shares outstanding						30,000,000
Shares issued	200,000,000
Common Stock [Member] | Huahao (BVI) Limited [Member]
Shareholders' Equity [Line Items]
Common stock shares outstanding					30,000,000
Common Stock [Member] | Huayue (BVI) Holding Limited [Member]
Shareholders' Equity [Line Items]
Common stock shares outstanding					3,000,000
Common Stock [Member] | Huaxuan (BVI) Limited [Member}
Shareholders' Equity [Line Items]
Common stock shares issued					18,951,000
Common stock shares outstanding					18,951,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock shares issued					18,897,500
Common stock shares outstanding						30,000,000
Shares issued					4,897,500
Common Stock [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock par value (in Dollars per share)		$ 0.00000125
Common stock shares issued					16,000,000
Common Stock [Member] | IPO [Member]
Shareholders' Equity [Line Items]
Common stock par value (in Dollars per share)			$ 0.00000125
Shares issued			1,500,000
Offering price per share (in Dollars per share)			$ 4